Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 5,794	$ 2,529	$ 1,405
Operating costs and expenses
Cost of sales (excluding items shown separately below)	4,326	901	691
Cost of sales—affiliate	50	30	3
Cost of sales—related party	146	114	86
Operating and maintenance expense	423	347	242
Operating and maintenance expense—affiliate	106	90	59
Operating and maintenance expense—related party	9	6	0
Development expense	0	0	1
General and administrative expense	7	7	6
General and administrative expense—affiliate	28	20	11
Depreciation and amortization expense	420	342	231
Impairment expense and loss on disposal of assets	2	1	0
Total operating costs and expenses	5,517	1,858	1,330
Income from operations	277	671	75
Other income (expense)
Interest expense, net of capitalized interest	(447)	(365)	(278)
Loss on modification or extinguishment of debt	(9)	(9)	(41)
Interest rate derivative loss, net	(1)	(233)	(134)
Other income (expense), net	0	(1)	4
Total other expense	(457)	(608)	(449)
Net income (loss)	(180)	63	(374)
LNG [Member]
Revenues
Revenues	3,907	2,046	679
LNG—affiliate [Member]
Revenues
Revenues	$ 1,887	$ 483	$ 726